Other Liabilities (Details) - Schedule of other liabilities - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Liabilities [Abstract]
Accounts payable to third parties	$ 379,540	$ 322,221
Creditors for intermediation of financial instruments	131,106	83,975
Liability for income from usual activities from contracts with customers	59,258	70,543
Securities to be settled	27,198	55,049
Agreed dividends payable	8,005	5,140
VAT debit	4,744	5,441
Outstanding transactions	1,208	4,787
Other cash guarantees received	475	535
Other liabilities	32,725	24,012
Total	$ 644,259	$ 571,703